Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Financial Instruments and Risk Management
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT:
Our financial assets are comprised primarily of cash and cash equivalents, accounts receivable, and derivatives used for hedging purposes. Our financial liabilities are comprised primarily of accounts payable, certain accrued and other liabilities, the Term Loan, borrowings under the Revolving Facility (when applicable), and derivatives. We record the majority of our financial liabilities at amortized cost except for derivative liabilities, which we measure at fair value. We classify our term deposits as held-to-maturity. We record our short-term investments in money market funds at fair value, with changes recognized in our consolidated statement of operations. The carrying value of the Term Loan approximates its fair value as it bears interest at a variable market rate. We classify the financial assets and liabilities that we measure at fair value based on the inputs used to determine fair value at the measurement date. There have been no significant changes to the classification or to the source of the inputs used to measure our financial assets or liabilities since December 31, 2016.
Cash and cash equivalents are comprised of the following:

	December 31
	2016	2017
Cash................................................................................................................................................	$463.4	$401.5
Cash equivalents.............................................................................................................................	93.8	113.7
	$557.2	$515.2

Our current portfolio of cash equivalents consist of bank deposits. The majority of our cash and cash equivalents is held with financial institutions each of which had at December 31, 2017 a Standard and Poor’s short-term rating of A-1 or above.
Financial risk management objectives:
We have exposures to a variety of financial risks through our operations. We regularly monitor these risks and have established policies and business practices to mitigate the adverse effects of these potential exposures. We have used derivative financial instruments, such as foreign currency forward and swap contracts, to reduce the effects of some of these risks. We do not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.

(a)	Currency risk:
Due to the global nature of our operations, we are exposed to exchange rate fluctuations on our financial instruments denominated in various currencies. The majority of our currency risk is driven by operational costs, including income tax expense, incurred in local currencies by our subsidiaries. As part of our risk management program, we attempt to mitigate currency risk through a hedging program using forecasts of our anticipated future cash flows and balance sheet exposures denominated in foreign currencies. We enter into foreign exchange forward contracts and swaps, generally for periods up to 12 months, to lock in the exchange rates for future foreign currency transactions, which is intended to reduce the variability of our operating costs and future cash flows denominated in local currencies. While these contracts are intended to reduce the effects of fluctuations in foreign currency exchange rates, our hedging strategy does not mitigate the longer-term impacts of changes to foreign exchange rates. Although our functional currency is the U.S. dollar, currency risk on our income tax expense arises as we are generally required to file our tax returns in the local currency for each particular country in which we have operations. While our hedging program is designed to mitigate currency risk vis-à-vis the U.S. dollar, we remain subject to taxable foreign exchange impacts in our translated local currency financial results relevant for tax reporting purposes.
Our major currency exposures at December 31, 2017 are summarized in U.S. dollar equivalents in the following table. In this table below, in addition to our financial instruments, we have included certain monetary assets and liabilities, including pension and non-pension post-employment benefits and income taxes that were denominated in non-functional currencies, in order to better reflect our currency exposures. The local currency amounts have been converted to U.S. dollar equivalents using spot rates at December 31, 2017.

	Canadian dollar	British pound sterling	Euro	Thai baht
Cash and cash equivalents	$9.6	$0.3	$8.6	$1.3
Accounts receivable	0.6	—	28.5	1.5
Pension and non-pension post-employment assets	—	55.0	—	—
Income taxes and value-added taxes receivable	16.3	—	18.5	6.3
Other financial assets	6.7	—	1.7	0.2
Pension and non-pension post-employment liabilities	(74.2)	—	(0.5)	(12.0)
Income taxes and value-added taxes payable	(2.6)	—	(1.2)	(0.8)
Accounts payable and certain accrued and other liabilities and provisions	(55.8)	(0.9)	(33.0)	(18.0)

Net financial assets (liabilities)	$(99.4)	$54.4	$22.6	$(21.5)

Foreign currency risk sensitivity analysis:
The financial impact of a one-percentage point strengthening or weakening of the following currencies against the U.S. dollar for our financial instruments denominated in such non-functional currencies is summarized in the following table as at December 31, 2017. The financial instruments impacted by a change in exchange rates include our exposures to the above financial assets or liabilities denominated in non-functional currencies and our foreign exchange forward contracts and swaps.

	Canadian dollar	British pound sterling	Euro	Thai baht
	Increase (decrease)
1% Strengthening
Net earnings	$(0.1)	$—	$—	$(0.1)
Other comprehensive income	1.2	—	0.1	0.7
1% Weakening
Net earnings	0.1	—	—	0.1
Other comprehensive income	(1.2)	—	(0.1)	(0.7)

(b)    Interest rate risk:
Borrowings under our credit facility bear interest at specified rates, plus specified margins. See note 12. Our borrowings under this facility, which at December 31, 2017 totaled $187.5 (December 31, 2016 — $227.5), expose us to interest rate risk due to potential increases to the specified rates and margins. A one-percentage point increase in these rates would increase interest expense, based on outstanding borrowings of $187.5 at December 31, 2017, by $1.9 annually.

(c)	Credit risk:
Credit risk refers to the risk that a counterparty may default on its contractual obligations resulting in a financial loss to us. We believe the credit risk of counterparty non-performance is relatively low, however, if a key supplier (or any company within our supply chain) or customer experiences financial difficulties or fails to comply with their contractual obligations, this could result in a financial loss to us. With respect to our financial market activities, we have adopted a policy of dealing only with credit-worthy counterparties to help mitigate the risk of financial loss from defaults. We monitor the credit risk of the counterparties with whom we conduct business, through a combined process of credit rating reviews and portfolio reviews. To attempt to mitigate the risk of financial loss from defaults under our foreign currency forward contracts and swaps, our contracts are held by counterparty financial institutions, each of which had a Standard and Poor’s rating of A-2 or above at December 31, 2017. In addition, we maintain cash and short-term investments in highly-rated investments or on deposit with major financial institutions. Each financial institution with which we have our accounts receivable sales program and the supplier financing program had a Standard and Poor’s short-term rating of A-2 or above and a long-term rating of A- or above at December 31, 2017. Each financial institution from which annuities have been purchased for the defined benefit component of our Canadian pension plan had an A.M. Best or Standard and Poor’s long-term rating of A- or above at December 31, 2017. In addition, the financial institutions from which annuities have been purchased for the defined benefit component of our U.K. pension plans are governed by local regulatory bodies.
We also provide unsecured credit to our customers in the normal course of business. Customer exposures that potentially subject us to credit risk include our accounts receivable, inventory on hand, and non-cancellable purchase orders in support of customer demand. From time to time, we extend the payment terms applicable to certain customers and/or provide longer payment terms to new customers or with respect to new programs. If this becomes more prevalent, it could adversely impact our working capital requirements, and increase our financial exposure and credit risk. We attempt to mitigate customer credit risk by monitoring our customers’ financial condition and performing ongoing credit evaluations as appropriate. In certain instances, we may obtain letters of credit or other forms of security from our customers. We may also purchase credit insurance from a financial institution to reduce our credit exposure to certain customers. We consider credit risk in determining our estimates of reserves for potential credit losses. The carrying amount of financial assets recorded in the consolidated financial statements, net of any allowances or reserves for losses, represents our estimate of maximum exposure to credit risk. At December 31, 2017, less than 1% of our gross accounts receivable are over 90 days past due. Accounts receivable are net of an allowance for doubtful accounts of $4.3 at December 31, 2017 (December 31, 2016 — $3.1).

(d)	Liquidity risk:
Liquidity risk is the risk that we may not have cash available to satisfy our financial obligations as they come due. The majority of our financial liabilities recorded in accounts payable, accrued and other current liabilities and provisions are due within 90 days. We manage liquidity risk by maintaining a portfolio of liquid funds and investments and having access to a revolving credit facility, intraday and overnight bank overdraft facilities, an accounts receivable sales program and a customer's supplier financing program. Since our $200.0 accounts receivable sales program and the customer's supplier financing program are each on an uncommitted basis, there can be no assurance that any participant bank will purchase all the accounts receivable that we wish to sell thereunder. However, we believe that cash flow from operating activities, together with cash on hand, cash from the sale of accounts receivable, and borrowings available under the Revolving Facility and intraday and overnight bank overdraft facilities are sufficient to fund our currently anticipated financial obligations.
Fair values:
We estimate the fair value of each class of financial instruments. The carrying values of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities and provisions, and borrowings under the Revolving Facility approximate the fair values of these financial instruments due to the short-term nature of these instruments. The carrying value of the Term Loan approximates its fair value as it bears interest at a variable market rate. The fair values of foreign currency contracts are estimated using generally accepted valuation models based on a discounted cash flow analysis with inputs of observable market data, including currency rates and discount factors. Discount factors are adjusted by our own credit risk or the credit risk of the counterparty, depending on whether the fair values are in liability or asset positions, respectively.
Fair value measurements:
In the table below, we have segregated our financial assets and liabilities that are measured at fair value, based on the inputs used to determine fair value at the measurement date. The three levels within the fair value hierarchy, based on the reliability of inputs, are as follows:

•	level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities;

•	level 2 inputs are inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly (i.e. prices) or indirectly (i.e. derived from prices); and

•	level 3 inputs are inputs for the asset or liability that are not based on observable market data (i.e. unobservable inputs).

	December 31, 2016			December 31, 2017
	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:
Derivatives — foreign currency forwards and swaps...............................................................................................	$—	$5.9	$5.9	$—	$12.9	$12.9

Liabilities:
Derivatives — foreign currency forwards and swaps...............................................................................................	$—	$(15.5)	$(15.5)	$—	$(2.6)	$(2.6)

See note 19 for the input levels used to measure the fair value of our pension assets.
Foreign currency forward and swap contracts are valued using an income approach, by comparing the current quoted market forward rates to our contract rates and discounting the values with appropriate market observable credit risk adjusted rates. We have not valued any of our financial instruments described herein using level 3 (unobservable) inputs. There were no transfers of fair value measurements between level 1 and level 2 of the fair value hierarchy in 2017 or 2016.
Derivatives and hedging activities:
We enter into foreign exchange forward contracts to hedge our cash flow exposures and foreign currency swaps to hedge our balance sheet exposures. At December 31, 2017, we had foreign exchange forwards and swaps to trade U.S. dollars in exchange for the following currencies:

Currency	Contract amount of U.S. dollars	Weighted average exchange rate in U.S. dollars	Maximum period in months	Fair value gain/(loss)
Canadian dollar	$204.8	$0.80	12	$4.1
Thai baht	79.0	0.03	12	2.2
Malaysian ringgit	48.4	0.23	12	2.6
Mexican peso	29.3	0.05	12	(0.9)
British pound	56.4	1.34	3	(0.5)
Chinese renminbi	71.6	0.15	12	1.5
Euro	28.7	1.19	12	0.1
Romanian leu	28.4	0.25	12	0.6
Singapore dollar	25.0	0.73	12	0.6
Other	4.5			—
Total	$576.1			$10.3

At December 31, 2017, the fair value of our outstanding contracts was a net unrealized gain of $10.3 (December 31, 2016 — net unrealized loss of $9.6). Changes in the fair value of hedging derivatives to which we apply cash flow hedge accounting, to the extent effective, are deferred in other comprehensive income (loss) until the expenses or items being hedged are recognized in our consolidated statement of operations. Any hedge ineffectiveness, which at December 31, 2017 was not significant, is recognized immediately in our consolidated statement of operations. At December 31, 2017, we recorded $12.9 of derivative assets in other current assets and $2.6 of derivative liabilities in accrued and other current liabilities (December 31, 2016 — $5.9 of derivative assets in other current assets and $15.5 of derivative liabilities in accrued and other current liabilities). The unrealized gains or losses are a result of fluctuations in foreign exchange rates between the date the currency forward or swap contracts were entered into and the valuation date at period end.
Certain forward contracts to trade U.S. dollars do not qualify as hedges, most significantly certain Canadian dollar and British pound sterling contracts, and we have marked these contracts to market each period in our consolidated statement of operations.